Leases - Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases
2022	$ 13,474
2023	14,653
2024	14,167
2025	13,074
2026	12,164
Thereafter	39,361
Total undiscounted lease payments	106,893
Less imputed interest	(36,519)
Total lease liabilities	$ 70,374